Notes Payable (Details) - USD ($)				9 Months Ended		12 Months Ended
	Jul. 31, 2024	Nov. 21, 2023	Jul. 15, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	May 31, 2022	Apr. 30, 2022
Notes Payable [Line Items]
Sell an aggregate amount				$ 914,442			$ 183,970
Common stock issue (in Shares)				49,376,039		17,329,615	9,568,475
Transaction costs				$ (85,558)
Notes issued				622,239
Proceeds issuance of notes		$ 6,000,000		6,993,059	1,463,586
Repaid notes payable				1,150,000
Notes payable balance
Notes payable total amount								$ 183,970	$ 183,970
Interest rate percentage						8.00%
Conversion price (in Dollars per share)						$ 0.8
Financing percentage						150.00%
Conversion terms						100.00%
Exercise price (in Dollars per share)						$ 2.01
Notes Payable [Member]
Notes Payable [Line Items]
Accrued interest			$ 2,614
Notes Payable [Member]
Notes Payable [Line Items]
Noteholders received (in Shares)						231,828
Securities Purchase Agreement [Member]
Notes Payable [Line Items]
Sell an aggregate amount	$ 1,150,000
Original issue discount	$ 150,000
Common stock issue (in Shares)	1,299,999
Original issue discount	$ 1,000,000
Non-interest bearing per annum	14.00%
Fair value of notes	$ 622,239
Transaction costs	137,500
Notes issued	85,558
Proceeds issuance of notes	$ 51,942
Repaid notes payable				$ 1,150,000
Series A Preferred Stock
Notes Payable [Line Items]
Financing percentage						60.00%
Series A Preferred Stock | Notes Payable [Member]
Notes Payable [Line Items]
Noteholders received (in Shares)						231,828